KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

No Load Class

Supplement dated September 23, 2008,
to the Prospectus dated May 1, 2008

Effective September 23, 2008, the second paragraph of the section entitled “Principal Investment Strategies” on pages 45 to 47 of the Prospectus is deleted in its entirety and replaced with the following:

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The last paragraph of the section entitled “Principal Investment Strategies” on pages 45 to 47 of the Prospectus is deleted in its entirety.

The section entitled “Temporary Investments” on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

Advisor Classes

Supplement dated September 23, 2008,
to the Prospectus dated May 1, 2008

Effective September 23, 2008, the second paragraph of the section entitled “Principal Investment Strategies” on pages 46 to 48 of the Prospectus is deleted in its entirety and replaced with the following:

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The last paragraph of the section entitled “Principal Investment Strategies” on pages 46 to 48 of the Prospectus is deleted in its entirety.

The section entitled “Temporary Investments” on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

Institutional Class

Supplement dated September 23, 2008,
to the Prospectus dated May 1, 2008

Effective September 23, 2008, the second paragraph of the section entitled “Principal Investment Strategies” on pages 47 to 49 of the Prospectus is deleted in its entirety and replaced with the following:

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers.  Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Portfolio may invest up to 5% of its total assets in junk bonds, including defaulted bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The last paragraph of the section entitled “Principal Investment Strategies” on pages 47 to 49 of the Prospectus is deleted in its entirety.

The section entitled “Temporary Investments” on page 49 of the Prospectus is deleted in its entirety and replaced with the following:

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Multi-Disciplinary Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Portfolio engages in a temporary defensive strategy, the Multi-Disciplinary Portfolio and, therefore, the Multi-Disciplinary Fund, may not achieve its investment objective.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Internet Fund
The Global Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund

No Load Class

Supplement dated September 23, 2008,
to the Prospectus dated May 1, 2008

Effective September 23, 2008, the first paragraph of the section entitled “Fund Distributions” on pages 70 and 71 of the Prospectus is deleted in its entirety and replaced with the following.

Fund Distributions
Each Fund has qualified and intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Multi-Disciplinary Fund’s distributions will be taxable as ordinary income.

Effective immediately, the address of the Adviser is changed to:	Effective immediately, the address of the Distributor is changed to:
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Kinetics Funds Distributor, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Internet Fund
The Global Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund

Advisor Classes

Supplement dated September 23, 2008,
to the Prospectus dated May 1, 2008

Effective September 23, 2008, the first paragraph of the section entitled “Fund Distributions” on pages 71 and 72 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Distributions
Each Fund has qualified and intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Multi-Disciplinary Fund’s distributions will be taxable as ordinary income.

Effective immediately, the address of the Adviser is changed to:	Effective immediately, the address of the Distributor is changed to:
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Kinetics Funds Distributor, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Internet Fund
The Global Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund

Institutional Class

Supplement dated September 23, 2008,
to the Prospectus dated May 1, 2008

Effective September 23, 2008, the first paragraph of the second section entitled “Distributions” on pages 72 and 73 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Distributions
Each Fund has qualified and intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Multi-Disciplinary Fund’s distributions will be taxable as ordinary income.

Effective immediately, the address of the Adviser is changed to:	Effective immediately, the address of the Distributor is changed to:
Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Kinetics Funds Distributor, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE